Leases (Details 3)	Sep. 30, 2023 USD ($)
Statement [Line Items]
Total undiscounted lease obligation	$ 3,451,699
Less than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	950,079
Greater than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	2,501,620
Office Lease [Member]
Statement [Line Items]
Total undiscounted lease obligation	3,451,699
Office Lease [Member] | Less than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	950,079
Office Lease [Member] | Greater than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	$ 2,501,620